UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22432

del Rey Global Investors Funds

(Exact name of registrant as specified in charter)

6701 Center Drive West, Suite 655

Los Angeles, CA 90045

(Address of principal executive offices) (Zip code)

Gerald W. Wheeler, Esq.

Chief Operating Officer

del Rey Global Investors, LLC

6701 Center Drive West, Suite 655

Los Angeles, CA 90045

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 649-1230

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

del Rey Monarch Fund

Unaudited

Semiannual Financial Statements

April 30, 2011

DEL REY MONARCH FUND

This material is authorized for use only when preceded or accompanied by the current del Rey Monarch Fund (the “Fund”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

DEL REY MONARCH FUND

Statement of Assets and Liabilities

April 30, 2011 (Unaudited)

Assets:
Short term investments, at fair value (Cost $99,906)	$99,906
Receivable from Fund’s manager for reimbursement of organizational costs (See Note 2)	200,000
Deferred offering costs (See Note 2)	283,000
Prepaid expenses	100

Total assets	$583,006

Liabilities:
Accrued offering costs (See Note 2)	283,000
Accrued organizational expenses (See Note 2)	200,000

Total liabilities	$483,000

Net assets:	$100,006

Net assets consist of:
Capital	$100,000
Accumulated undistributed net investment income	6
Accumulated undistributed realized gain (loss)	—
Net unrealized realized appreciation (depreciation)	—

$100,006

Institutional Class capital shares outstanding, $0.001 par value, unlimited shares authorized	6,666.667

Net asset value, offering price and redemption price per share	$15.00

The accompanying notes are an integral part of these financial statements.

DEL REY MONARCH FUND

Statement of Operations

For the Period from January 14, 2011 (formation date) to

April 30, 2011 (Unaudited)

Investment income:
Interest	$6

Expenses:
Organizational expenses – Professional fees (Note 2)	200,000

Total expenses before reimbursement	200,000

Expenses reimbursed by the Fund’s manager, subject to future recoupment (Note 3)	(200,000)

Net expenses after reimbursement	—

Net investment income:	$6

The accompanying notes are an integral part of these financial statements.

DEL REY MONARCH FUND

Statement of Changes in Net Assets

For the Period from January 14, 2011 (formation date) to

April 30, 2011 (Unaudited)

Increase in net assets from operations:
Net investment income	$6

Capital share transactions:
Contributions – Institutional shares	100,000

Total increase in net assets	100,006

Net assets:
Inception	—

End of period (including undistributed net investmentincome of $6)	$100,006

The accompanying notes are an integral part of these financial statements.

DEL REY MONARCH FUND

Financial Highlights

For the Period from January 14, 2011 (formation date) to

April 30, 2011 (Unaudited)

Net Asset Value, Beginning of Period	$15.00	(1)

Income from Investment Operations:
Net investment income	—

Net Asset Value, End of Period	$15.00

Total Return	—	%(2)

Supplemental Data and Ratios:
Net assets, end of period	$100,006

Expenses, net of reimbursements by Fund’s manager to average net assets	—	%*
Expenses, before reimbursements by Fund’s manager to average net assets	—	%*
Net investment income to average net assets	—	%*

Portfolio Turnover Rate	—	%*

[1]	Represents the initial capital received from the Fund’s manager on January 24, 2011.
[2]	Reflects impact of certain reimbursements by the Fund’s manager. Amount is not annualized.
*	This information is not provided because the Fund has not begun investment operations.

The accompanying notes are an integral part of these financial statements.

DEL REY MONARCH FUND

Schedule of Investments

April 30, 2011 (Unaudited)

Short Term Investments	Shares	Value
Northern Institutional Funds – 99.9%
Treasury Portfolio – Shares Class, 0.01%
(Cost $99,906)	99,906	$99,906

Other assets less liabilities – 0.1%		100

Net Assets – 100.0%		$100,006

The accompanying notes are an integral part of these financial statements.

DEL REY MONARCH FUND

Notes to Financial Statements

As of April 30, 2011 for the Period from January 14, 2011 (formation date) to

April 30, 2011 (Unaudited)

1.	Organization

del Rey Monarch Fund (the “Fund”) was formed on January 14, 2011 as a series of del Rey Global Investors Funds, a Delaware statutory trust (the “Trust”) formed on June 18, 2010. The Fund is classified as a diversified open-end investment company as defined under the Investment Company Act of 1940. The Fund currently intends to offer Class A and Institutional class shares. On January 24, 2011, the Fund received initial seed capital relating to the sale of 6,666.667 shares of Institutional shares for $100,000 cash in the amount of $15.00 per share.

The Fund’s investment objective is to seek long–term capital appreciation. The Fund’s principal investment strategy is to invest primarily in equity securities of issuers located in a number of different countries outside of the United States. The Fund seeks to invest in intrinsically undervalued non-U.S. companies with strong and/or improving business fundamentals. The Fund seeks to invest in approximately 35-60 companies whose capitalizations are generally over $1 billion and represent strong risk/return characteristics.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies to be consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation and Transactions

The following is a description of the valuation policies adopted by the Fund as approved by the Trust’s Board of Trustees (the “Board”) :

Determination of Net Asset Value

The net asset value (the “NAV”) for each class of shares of the Fund is generally calculated as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each business day the NYSE is open.

General Valuation Information

In determining the market value of portfolio investments, the Fund may employ independent third party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund’s books at their face value.

Prices obtained from independent third party pricing services, broker-dealers or market makers to value the Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination shall be made considering pertinent facts and circumstances surrounding such revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by the Fund (including restricted securities) are valued at fair value as determined in good faith by the Board or by del Rey Global Investors, LLC (the “Manager”) (its delegate). Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange.

DEL REY MONARCH FUND

Notes to Financial Statements

As of April 30, 2011 for the Period from January 14, 2011 (formation date) to

April 30, 2011 (Unaudited)

Certain of the securities acquired by the Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund’s net asset value is not calculated. In such cases, net assets value of the Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investment Transactions, Income and Expenses

Investment transactions are recorded at the trade date. The Fund determines the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available.

Fair Value

When market quotations are not readily available or are believed by the Manager to be unreliable, the Fund’s investments are valued at fair value (“Fair Value Assets”). Fair value Assets are valued by the Manager in accordance with procedures approved by the Board.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining Fund’s net assets value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of the Fund’s assets or liabilities. This topic defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments

Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

	Level 1	Level 2	Level 3	Total
Investments:
Short Term Investments	$99,906	$—	$—	$99,906

DEL REY MONARCH FUND

Notes to Financial Statements

As of April 30, 2011for the Period from January 14, 2011 (formation date) to

April 30, 2011 (Unaudited)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At April 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to securities on January 24, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased, as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(b) Organization and Offering Costs

Organization costs consist of costs, consisting of professional fees, incurred to establish the Fund and enable it legally to do business. The Fund expenses organization costs as incurred. These expenses were advanced by the Manager, subject to potential recovery. Future organizational costs may also be advanced by the Manager, and the Manager may also reimburse the fund for these expenses, subject in each case to potential recovery (see Note 3).

Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs will be amortized to expense over twelve months on a straight-line basis.

(c) Federal Income Taxes

No provision for federal income taxes has been made since the Fund policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Fund may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP.

(d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e) Distribution to Shareholders

The Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

3.	Risk Factors

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of the money that you invested in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain principal risks of investing in the Fund.

(a) Market Risk

Market risk is the risk that the value of one or more investments in which the Fund invests may go down in value.

DEL REY MONARCH FUND

Notes to Financial Statements

As of April 30, 2011for the Period from January 14, 2011 (formation date) to

April 30, 2011 (Unaudited)

(b) Investment Style Risk

Value investments have generally performed better during periods of economic recovery. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other international equity funds that use different investment styles. Companies with small- or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on relatively smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

(c)	Foreign Investment Risk

Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Changes in currency exchange rates can affect the value of the Fund’s portfolio. The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

(d) Emerging Market Risk

Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

4.	Manager

The Fund has entered into an investment advisory agreement with the Manager, under which the Manager receives for its services to the Fund a fee of 0.90% of the average daily value of the Fund’s net assets.

The Manager has agreed to cap net expenses (excluding (i) interest, taxes, brokerage fees and commissions, and extraordinary charges, including, but not limited to, litigation costs; (ii) expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; and (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments) to 1.40% for Class A shares and 1.15% for Institutional shares until March 1, 2012. To achieve this expense cap, the Manager has agreed to waive and/or reimburse fees or expenses if the Fund’s operating expenses exceed a certain limit. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

With respect to this contractual agreement, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement, provided that: (1) the Fund has more than $50 million in assets and (2) the Manager or an affiliate serves as the Fund’s manager.

As of April 30, 2011, waived amounts subject to future recoupment were $200,000.

DEL REY MONARCH FUND

Notes to Financial Statements

As of April 30, 2011for the Period from January 14, 2011 (formation date) to

April 30, 2011 (Unaudited)

5.	Other Fees and Transactions with Related Parties

Administrative, transfer agent, and custodial services – The Fund has administrative, transfer agent and custodial services agreements with The Northern Trust company (“Northern Trust”). Under these agreements, the Fund compensates Northern Trust for services including processing the accounting transactions, shareholder recordkeeping and transaction processing, and safeguarding of Fund assets and processing of cash receipts.

Affiliated officers and trustees - Officers and one trustee of the Fund are or may be considered to be affiliated with the Fund. No affiliated officers or trustees will receive any compensation directly from the Fund.

6.	Subsequent Events

The Fund commenced significant investment operations and began accepting public investors on June 1, 2011.

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded, other than the item noted above, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

DEL REY MONARCH FUND

Fund Expenses

As an investor of the Fund, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees, distribution (12b-1) fees, if any, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 24, 2011, through April 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 1/24/11 - 4/30/11” to estimate the expense you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. As there were no operating expenses during the period ended April 30, 2011 the expense example is based on expense rates detailed in the Fund’s prospectus.

del Rey Monarch Fund - Institutional

	Expense Ratio	Beginning Account Value 1/24/2011	Ending Account Value 4/30/2011	* Expenses Paid 1/24/11 - 4/30/11
Actual	1.15%	$1,000.00	$999.33	$2.99
Hypothetical	1.15%	$1,000.00	$1,010.02	$3.01

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (95), and divided by the number of days in the current year (365).

DEL REY MONARCH FUND

Approval of Investment Advisory Agreement

The Board (the members of which are referred to as “Board Members”) of the Fund met on January 14, 2011 to consider the initial approval of the Fund’s investment advisory agreement (the “Agreement”) with the Manager, the Fund’s investment adviser.

Activities and Composition of the Board

The Board consists of four individuals, three of whom are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is not an Independent Board Member. The Board Members may exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Board Member happens to be independent or a member of management. The Board Members have determined that an interested Chairman is currently appropriate for the Fund and the Board Members have also determined that there be no lead Independent Board Member of the Board owing to the relatively small size of the Board. The Independent Board Members have concluded that they can act independently and effectively without having an Independent Board Member serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Board Members to constitute at least a majority of the Board. The Board has established two standing committees: an Audit Committee and a Nominating and Corporate Governance Committee, each of which is composed of Independent Board Members and is chaired by Independent Board Members. The Board also may form ad hoc committees for certain valuation issues, which consists of Independent Board Members and officers of the Fund.

Board Considerations in Approving the Agreement

Pursuant to the 1940 Act, the Board may approve the Agreement for up to an initial two year term and then consider the continuation of the Agreement on an annual basis. In connection with this initial approval process, the Board assessed, among other things, the nature, scope and quality of the services to be provided to the Fund by the personnel of the Manager.

Prior to the January 14, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with the Manager to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the initial Board meeting included: (a) information relating to the financial condition of the Manager; (b) a discussion of fall-out benefits to the Manager and significant shareholders; (c) a general analysis provided by the Manager concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; and (e) a comparison of management fees to similar open-end funds, as classified by Morningstar, Inc. (“Morningstar”).

At the organizational in-person meeting held on January 14, 2011, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Fund for an initial two-year term ending January 14, 2013. In approving the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by the Manager; (b) the advisory fee and the expected cost of the services and profits to be realized by the Manager from its relationship with the Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

As part of its approval, the Board also considered other matters it deemed important to the approval process, such as direct and indirect benefits to the Manager and significant shareholders from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Among the other matters the Board considered in its decision were: (a) past investment performance of the portfolio manager; (b) estimated Fund operating expenses; (c) the resources to be devoted to the Fund’s investment objective, policies and restrictions; (d) the Manager’s and other service providers’ internal control; (g) an analysis of contractual and actual management fees for products with similar investment objectives; and (h) general discussions of the Manager’s business. The Board noted the willingness of the Manager’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular

DEL REY MONARCH FUND

Approval of Investment Advisory Agreement

information as controlling, and each Board Member may have attributed different weights to the various items considered.

A.	Nature, Extent and Quality of the Services to be Provided by the Manager

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by the Manager. The Board met with the Manager’s senior management personnel responsible for investment operations, including the portfolio manager. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of the Manager’s investment personnel generally and the Fund’s portfolio manager, the Manager’s portfolio trading capabilities, the Manager’s use of technology, the Manager’s commitment to compliance, the Manager’s risk analysis capabilities and the Manager’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of the Manager’s compensation structure with respect to the Fund’s portfolio management team and the Manager’s ability to attract and retain high-quality talent.

B.	The Investment Performance of the Fund and the Manager

Because the Fund had not yet begun investment operations, the Board was not able to review any past performance of the Fund. However, the Board reviewed the past investment performance of the portfolio manager. The Manager also manages separate accounts that follow a similar investment objective and strategy as the Fund. The Board considered performance of these accounts in addition to the performance of registered investment companies managed by the portfolio manager in the past. The Board will review specific Fund performance on an ongoing basis as the Fund begins its investment operations.

C.	Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by the Manager from its Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual advisory fee rate compared with the other funds in its Morningstar category. It also compared the Fund’s estimated expenses, as well as actual management fees, to those of other funds in its Morningstar category. The Board considered the services provided and the fees charged by the Manager to other types of clients with similar investment mandates, including separately managed accounts.

The Board received and reviewed statements relating to the Manager’s financial condition and potential profitability with respect to the services it was being retained to provide to the Fund. Because the Fund had not yet commenced investment operations and the Manager is a newly operating investment adviser, the Board was not provided with a specific analysis of the profitability to the Manager for performing services to the Fund. The Board will review such profitability analysis in its future considerations of the approval of the Agreement.

In addition, the Board considered the expected cost of the services to be provided to the Fund by the Manager. As part of its analysis, the Board reviewed the Manager’s expected methodology in allocating its costs to the management of the Fund. The Board also considered the quality of the Manager’s investment management personnel.

The Board noted that the Fund’s contractual advisory fee rate was near the median contractual advisory fee rate paid by the Fund’s peers, in each case, before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s contractual management fee rate was reasonable relative to the median contractual management fee rate paid by the Fund’s peers, in each case, before taking into account any expense reimbursements or fee waivers. The Board also noted that the Manager has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Fund’s total net expenses on a class-by-class basis, as applicable.

DEL REY MONARCH FUND

Approval of Investment Advisory Agreement

D.	Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board also considered the extent to which the Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Fund.

E.	Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that the Manager and significant shareholders may derive from its relationships with the Fund, both tangible and intangible, such as an increase in the Manager’s profile in the investment advisory community. The Board also considered the Manager’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that the Manager may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. In connection with its consideration of the Agreement, the Board also received information regarding the Manager’s brokerage and soft dollar policies and procedure.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Fund for an initial two-year term ending January 14, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DEL REY MONARCH FUND

Additional Information

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

The Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the most recent 12-month period ended June 30 will be available upon request and without charge by visiting the Fund’s web site at www.delreyglobal.com/monarchfund or the SEC’s Web site at sec.gov or by calling 866-876-8294.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

del Rey Global Investors Funds

By	/s/ Paul J. Hechmer
Paul J. Hechmer, Chief Executive Officer
(Principal Executive Officer)

Date: July 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Paul J. Hechmer
Paul J. Hechmer, Chief Executive Officer
(Principal Executive Officer)

Date: July 11, 2011

By	/s/ Gerald W. Wheeler
Gerald W. Wheeler, Chief Financial Officer
(Principal Financial Officer)

Date: July 11, 2011